Servicing Activities and Mortgage Servicing Rights - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Servicing Activities and Mortgage Servicing Rights
Servicing Asset at Fair Value, Amount	$ 494,547	$ 648,821		$ 415,980
Unpaid Principal Balance, Loans Originated and Serviced, Without MSR Basis	5,248,000	4,150,000		6,402,000
Outstanding Principal Balance On Loans Serviced	53,066,000	56,365,000		51,548,000
Outstanding Principal Balance On Loans Subserviced	1,772,000	1,867,000
Subservicing Income	2,141	2,413	2,660
Escrow Deposit	1,058,462	969,241
Escrow Deposit At Other Financial Institutions	72,260	152,750
Insurance Coverage, Errors and Ommissions	20,000	20,000
Insurance Coverage, Fidelity Bond	$ 60,000	$ 66,000